Stockholders’ Deficit	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Stockholders’ Deficit

6. Stockholders’ Deficit

Series A-2 Preferred Stock

The Company’s previously issued and outstanding Series A-2 preferred stock included a $0.15 per share annual noncumulative dividend when and if declared by the board of directors. No dividends were declared at September 30, 2023, or December 31, 2022. The Series A-2 preferred stock also includes a liquidation preference of 1.25 times the original issue price of $2.50 per share, plus any declared but unpaid dividends upon the liquidation, dissolution, merger or sale of substantially all the assets of the Company and have a preference upon liquidation over Series A-1 preferred stock and common stock. Each share of Series A-2 preferred stock may be converted into equal shares of common stock at the option of the holder at any time. In addition, the Series A-2 preferred stock shares are automatically convertible into common shares upon the sale of shares of common stock to the public at the then applicable conversion price in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $20 million in proceeds, net of underwriting discounts and commissions. Each share of Series A-2 preferred stock has voting rights equal to the number of shares of common stock then issuable upon conversion of such share of preferred stock. The Company is obligated to redeem shares of Series A-2 preferred stock in the occurrence of a Deemed Liquidation Event unless a majority of the holders of Series A-2 preferred stock and a majority of the Series A-1 Preferred Stock consent otherwise. As of December 31, 2022, the liquidation preference of the Series A-2 preferred stock was $14.4 million.

Series A-1 Preferred Stock

The Company’s previously issued and outstanding Series A-1 preferred stock included a $0.15 per share annual noncumulative dividend when and if declared by the board of directors. No dividends were declared at September 30, 2023, or December 31, 2022. The Series A-1 preferred stock also includes a liquidation preference of 1.25 times the original issue price of $2.50 per share, plus any declared but unpaid dividends upon the liquidation, dissolution, merger or sale of substantially all the assets of the Company and have a preference upon liquidation over common stock. Each share of Series A-1 preferred stock may be converted into equal shares of common stock at the option of the holder at any time. In addition, the Series A-1 preferred stock shares are automatically convertible into common shares upon the sale of shares of common stock to the public at the then applicable conversion price in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $20 million in proceeds, net of underwriting discounts and commissions. Each share of Series A-1 preferred stock has voting rights equal to the number of shares of common stock then issuable upon conversion of such share of preferred stock. The Company is obligated to redeem shares of Series A-1 preferred stock in the occurrence of a Deemed Liquidation Event unless a majority of the holders of Series A-1 preferred stock consent otherwise. As of December 31, 2022, the Series A-1 preferred stock has a liquidation preference of $12.0 million.